Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Schedule of supplemental information related to operating leases and operating lease cost

	Six Months Ended June 30,
	2024	2023
Operating lease costs during the period	$189,631	$160,999
Cash payments included in the measurement of operating lease liabilities during the period	$114,660	$111,132
Operating lease liabilities arising from obtaining lease right-of-use assets during the period	$56,462	$—
Weighted-average remaining lease term (in years) as of period-end	0.17	0.92
Weighted-average discount rate during the period	9.20%	6.85%

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$74,761	$38,163	$141,618	$90,579
General and administrative	24,523	42,470	48,013	70,420
Total operating lease costs (1)	$99,284	$80,633	$189,631	$160,999
(1)	Month-to-month lease arrangements for the three months ended June 30, 2024 and 2023 of $46,458 and $21,786, respectively, and for the six months ended June 30, 2024 and 2023 of $86,230 and $59,850, respectively, are included in operating lease costs.

	Years Ended December 31,
	2023	2022
Operating lease costs during the year	$340,303	$321,238
Cash payments included in the measurement of operating lease liabilities during the year	$224,616	$218,148
Weighted-average remaining lease term (in years) as of year-end	0.42	1.42
Weighted-average discount rate during the year	6.85%	6.85%

	Years Ended December 31,
	2023	2022
Research and development	$210,189	$190,047
General and administrative	130,114	131,191
Total operating lease costs(1)	$340,303	$321,238
(1)	Month-to-month lease arrangements for the years ended December 31, 2023 and 2022 of $138,004 and $118,939, respectively, are included in operating lease costs.

Schedule of maturities of the operating lease liability

Year Ending December 31,
2024 (remaining six months)	38,220
Minimum lease payments	38,220
Less imputed interest	(435)
Present value of operating lease liability, representing current portion of operating lease liability	$37,785

Year Ending December 31, 2024	95,550
Minimum lease payments	95,550
Less imputed interest	(1,615)
Present value of operating lease liability, representing current portion of operating lease liability	$93,935